INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Deferred tax asset for NOL carryforwards	$ 9,992,000	$ 8,647,000
Stock-based compensation	3,335,000	2,966,000
Accrued expenses	17,000	17,000
Valuation allowance	(13,344,000)	(11,630,000)
Total